Document and Entity Information	Nov. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	WORLDWIDE WEBB ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40920
Entity Tax Identification Number	98-1587626
Entity Address Address Line 1	770 E Technology Way
Entity Address Address Line 2	F13-16
Entity Address City Or Town	Orem
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84997
City Area Code	415
Local Phone Number	629-9066
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853044
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	WWACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WWAC
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	WWACW
Security Exchange Name	NASDAQ